Derivative Instruments and Hedging Activities Fair Value Balance Sheet (Details) CAD in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 03, 2014 CAD
Derivatives:
Notional amount of derivative, not designated as hedging instrument		$ 300.0
Interest rate swaps
Derivatives:
Notional amount of derivative, not designated as hedging instrument			$ 500.0
Designated as Hedging Instrument
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument	$ 44.1		42.4
Derivative liability, fair value, designated as hedging instrument	0.0		(13.0)
Designated as Hedging Instrument | Cross currency swaps
Derivatives:
Notional amount of derivative, not designated as hedging instrument			844.2
Designated as Hedging Instrument | Cross currency swaps | Other current assets
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument			0.0
Designated as Hedging Instrument | Cross currency swaps | Accounts payable and accrued liabilities
Derivatives designated as hedging instruments:
Derivative liability, fair value, designated as hedging instrument			(13.0)
Designated as Hedging Instrument | Cross currency swaps | Other Noncurrent Assets
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument			10.8
Designated as Hedging Instrument | Foreign currency forwards
Derivatives:
Notional amount of derivative, not designated as hedging instrument			343.4
Designated as Hedging Instrument | Foreign currency forwards | Other current assets
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument	28.4		19.5
Designated as Hedging Instrument | Foreign currency forwards | Accounts payable and accrued liabilities
Derivatives designated as hedging instruments:
Derivative liability, fair value, designated as hedging instrument	0.0		0.0
Designated as Hedging Instrument | Foreign currency forwards | Other Liabilities
Derivatives designated as hedging instruments:
Derivative liability, fair value, designated as hedging instrument	0.0		0.0
Designated as Hedging Instrument | Foreign currency forwards | Other assets
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument	15.7		12.1
Not Designated as Hedging Instrument
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	(0.6)		(0.6)
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	(22.0)		(9.5)
Not Designated as Hedging Instrument | Commodity swaps
Derivatives:
Notional amount of derivative, not designated as hedging instrument	120.3		111.1
Not Designated as Hedging Instrument | Commodity swaps | Other current assets
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	(0.4)		(0.2)
Not Designated as Hedging Instrument | Commodity swaps | Accounts payable and accrued liabilities
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	(12.5)		4.9
Not Designated as Hedging Instrument | Commodity swaps | Other Liabilities
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	(9.5)		(4.6)
Not Designated as Hedging Instrument | Commodity swaps | Other assets
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	(0.2)
Not Designated as Hedging Instrument | Commodity swaps | Other Noncurrent Assets
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value			$ (0.4)
Cash Flow Hedges | Cross currency swaps
Derivatives:
Notional amount of derivative, not designated as hedging instrument | CAD				CAD 241
Cash Flow Hedges | Designated as Hedging Instrument | Foreign currency forwards
Derivatives:
Notional amount of derivative, not designated as hedging instrument	$ 300.3